Accounts Payable and Accrued Liabilities	12 Months Ended
Sep. 30, 2022
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities

8. Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities primarily consist of the following:

	September 30, 2022	September 30, 2021
	US$	US$
Accounts payable	91,083	148,761
Student refundable deposits	1,614,219	2,096,073
Accrued commission expenses	159,945	233,528
Other payables	255,413	482,553
Total	2,120,660	2,960,915